UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03946
UBS Managed Municipal Trust
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)
Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments

UBS RMA California Municipal Money Fund

SCHEDULE OF INVESTMENTS - March 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—92.20%
6,260	California, Daily Kindergarten Universal, Series A-2	A	2.280	6,260,000
8,000	California Department of Veteran Affairs Home Purchase, Subseries A-2	A	2.230	8,000,000
10,000	California Department of Water Resources Power Supply Revenue (Putters), Series 344	A	2.310	10,000,000
11,200	California Department of Water Resources Power Supply Revenue, Series B-1	A	2.280	11,200,000
7,055	California Department of Water Resources Power Supply Revenue, Series B-2	A	2.300	7,054,997
700	California Department of Water Resources Power Supply Revenue, Series B-3	A	2.250	700,000
7,052	California Department of Water Resources Power Supply Revenue, Series B-4	A	2.280	7,052,000
5,000	California Department of Water Resources Power Supply Revenue, Series C-8	A	2.270	5,000,000
5,000	California Department of Water Resources Power Supply Revenue, Series C-14	A	2.280	5,000,000
12,900	California Economic Recovery, Series C-7	A	2.280	12,900,000
28,450	California Economic Recovery, Series C-8	A	2.230	28,450,000
1,950	California Educational Facilities Authority (Foundation for Educational Achievement), Series A	A	2.270	1,950,000
10,000	California Health Facilities Financing Authority (Catholic Health Facilities), Series J	A	2.280	10,000,000
7,500	California Health Facilities Financing Authority (Catholic Health Facilities), Series K	A	2.280	7,500,000
8,704	California Health Facilities Financing Authority (Floating Pooled Loan Program), Series B	A	2.270	8,704,000
19,100	California Health Facilities Financing Authority (Hospital Adventist Health Systems), Series A	A	2.230 to 2.290	19,100,000
5,800	California Health Facilities Financing Authority (Hospital Adventist Health Systems), Series B	A	2.280	5,800,000
16,500	California Infrastructure & Economic Development Revenue (Asian Art Museum Foundation)	A	2.280	16,500,000
15,500	California Infrastructure & Economic Development Revenue (Buck Institute Age Research)	A	2.240	15,500,000
15,600	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series B	A	2.290	15,600,000
10,100	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series C	A	2.250	10,100,000
5,425	California Series, A-1	A	2.300	5,425,000
5,000	California Series, C-1	A	2.290	5,000,000
10,000	California Statewide Communities Development Authority (Kaiser Permanente), Series E	A	3.875	10,000,000
3,400	California Statewide Communities Development Authority (Kaiser Permanente), Series M	A	2.310	3,400,000
20,725	California Transit Financing Authority	A	2.270	20,725,000
10,210	Alameda Contra Costa Schools Financing Authority Certificates of Participation (Capital Improvement Financing Projects), Series A	A	2.300	10,210,000
6,995	Anaheim Certificates of Participation, Adjusted 1993 Refunding Projects	A	2.260	6,995,000
10,220	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation (Lucile Salter Packard Project)	A	2.250	10,220,000
20,000	Bay Area Toll Authority Toll Board (San Francisco Bay Area), Series A	A	2.220	20,000,000
8,000	Bay Area Toll Authority Toll Board (San Francisco Bay Area), Series C	A	2.270	8,000,000
13,750	City of Los Angeles Tax and Revenue Anticipation Notes	06/30/05	3.000	13,790,054
14,600	Conejo Valley Unified School District Tax and Revenue Anticipation Notes	06/30/05	2.750	14,632,272
9,500	Daly City Housing Finance Agency Multi-Family Revenue Refunding (Serramonte Del Ray), Series A	A	2.260	9,500,000
8,715	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries A	A	2.260	8,715,000
10,000	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B	A	2.200	10,000,000
11,000	Fresno Multi-Family Housing Revenue Refunding (Heron Pointe Apartments), Series A	A	2.260	11,000,000
4,100	Grand Terrace Community Redevelopment Agency Multi-Family Housing Revenue (Mount Vernon Villas)	A	2.330	4,100,000
13,745	Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 85-7-1)	A	2.280	13,745,000
1,100	Irvine Ranch Water District (Improvement District No. 284), Series A	A	2.240	1,100,000
5,000	Livermore Certificates of Participation (Refunding and Capital Projects)	A	2.270	5,000,000
8,100	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue (Skyline at Southpark Phase II)	A	2.300	8,100,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

7,000	Los Angeles County Schools Transport (Pooled Financing Program Certificates of Participation), Series A	06/30/05	3.500	7,032,088
9,410	Los Angeles County Tax and Revenue Anticipation Notes, Series A	06/30/05	3.000	9,425,263
12,600	Los Angeles County Transport Commission Sales Tax and Revenue, Series A	A	2.260	12,600,000
12,600	Los Angeles Multi-Family Housing Revenue (Museum Terrace Apartments), Series H	A	2.130	12,600,000
10,000	Los Angeles Water and Power Revenue, Subseries A-1	A	2.230	10,000,000
9,900	Los Angeles Water and Power Revenue, Subseries A-5	A	2.230	9,900,000
2,550	Los Angeles Water and Power Revenue, Subseries B-3	A	2.300	2,550,000
9,800	Los Angeles Water and Power Revenue, Subseries B-6	A	2.280	9,800,000
15,000	Metropolitan Water District Southern California Waterworks Revenue, Series A-1	A	2.230	15,000,000
10,000	Metropolitan Water District Southern California Waterworks Revenue, Series B-1	A	2.230	10,000,000
16,600	Metropolitan Water District Southern California Waterworks Revenue, Series B-2	A	2.230	16,600,000
3,500	Milpitas Unified School District Tax and Revenue Anticipation Notes	06/30/05	3.000	3,511,285
6,795	Moorpark Industrial Development Authority (Fred Kavli and Kavlico Corp.)	A	2.280	6,795,000
2,900	Newport Beach Revenue (Hoag Memorial Hospital)	A	2.280	2,900,000
7,850	Newport Beach Revenue (Hoag Memorial Hospital), Series A	A	2.260	7,850,000
10,000	Northern California Power Agency Revenue Refunding (Hydroelectric No. 1-A)	A	2.260	10,000,000
15,100	Oakland Alameda County Coliseum Authority Lease Revenue	A	2.270	15,100,000
12,000	Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2	A	2.240	12,000,000
6,790	Orange County Apartment Development Revenue (Niguel Village), Series AA	A	2.280	6,790,000
6,340	Orange County Apartment Development Revenue (Niguel Village), Series U	A	2.230	6,340,000
13,200	Orange County Apartment Development Revenue (Seaside Meadow), Series C	A	2.260	13,200,000
11,700	Orange County Apartment Development Revenue (Villas La-Paz), Series F	A	2.280	11,700,000
17,000	Orange County Water District Revenue Certificates of Participation, Series A	A	2.260	17,000,000
6,900	Pasadena Certificates of Participation (Rose Bowl Imports Project)	A	2.300	6,900,000
12,400	Pittsburg Redevelopment Agency Tax Allocation (Los Medanos Community), Subordinated Series A	A	2.260	12,400,000
5,800	Sacramento County Certificates of Participation (Administration Center and Courthouse Project)	A	2.270	5,800,000
5,500	Sacramento County Sanitation District Financing Authority Revenue Subordinated Lien (Sacramento), Series C	A	2.280	5,500,000
7,500	Sacramento Unified School District Certificates of Participation	A	2.280	7,500,000
9,400	San Bernardino County Certificates of Participation (County Center Refinancing Project)	A	2.280	9,400,000
4,800	San Bernardino County Multi-Family Revenue Bonds (WLP Mountain View Apartments), Series A	A	2.300	4,800,000
4,000	San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4)	A	2.270	4,000,000
13,000	San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B	A	2.260	13,000,000
6,500	San Leandro Unified School District Tax and Revenue Anticipation Notes	07/12/05	3.000	6,524,116
15,050	Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch)	A	2.300	15,050,000
5,300	South Placer Wastewater Authority California Wastewater Revenue, Series B	A	2.250	5,300,000
4,200	Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project)	A	2.280	4,200,000
25,000	Western Placer Unified School Certificates of Participation (School Facilities Project), Series A	A	2.280	25,000,000
Total Municipal Bonds and Notes (cost—$766,096,075)				766,096,075

Tax-Exempt Commercial Paper—8.42%
5,000	California Educational Facilities Authority (Carnegie Institute of Washington), Series B	04/15/05	2.120	5,000,000
17,100	California Statewide Community Development Authority (Kaiser Permanente)	04/06/05 to 04/08/05	1.930 to 1.950	17,100,000
2,000	East Bay Municipal Utility District Water Systems Revenue	05/12/05	2.050	2,000,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

45,837	Puerto Rico Commonwealth Government Development Bank	04/13/05 to 06/07/05	2.000 to 2.450	45,837,000
Total Tax-Exempt Commercial Paper (cost—$69,937,000)				69,937,000
Total Investments (cost—$836,033,075 which approximates cost for federal income tax purposes)(1)—100.62%				836,033,075
Liabilities in excess of other assets—(0.62)%				(5,145,937)
Net Assets (applicable to 831,300,662 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				830,887,138

A—Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2005 and reset periodically.

(1)    Investments are valued at amortized cost, which approximates market value, unless the Board of Trustees determines that this does not represent fair value.

Weighted average maturity — 13 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2004.

UBS RMA New York Municipal Money Fund

SCHEDULE OF INVESTMENTS - March 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—88.04%
1,250	New York State Dormitory Authority Revenue (Columbia University), Series A-2	06/08/05	1.600	1,250,000
13,825	New York State Dormitory Authority Revenue (Cornell University), Series B	A	2.240 to 2.290	13,825,000
8,000	New York State Dormitory Authority Revenue (Mental Health Facilities Improvement), Series F-2B	A	2.240	8,000,000
28,400	New York State Dormitory Authority Revenue (Mental Health Services), Subseries D-2A	A	2.280	28,400,000
7,527	New York State Dormitory Authority Revenue (Metropolitan Museum of Art)	A	2.230	7,527,000
5,400	New York State Dormitory Authority Revenue Non State Supported Debt, Series C	A	2.270	5,400,000
3,240	New York State Dormitory Authority Revenue (Oxford University Press, Inc.)	A	2.230	3,240,000
12,600	New York State Dormitory Authority Revenue (Wagner College)	A	2.280	12,600,000
22,150	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A	A	2.260	22,150,000
12,600	New York State Housing Finance Agency (Normandie Court I Project)	A	2.220	12,600,000
10,000	New York State Housing Finance Agency Service Contract Revenue, Series D	A	2.250	10,000,000
5,000	New York State Housing Finance Agency Service Contract Revenue, Series I	A	2.280	5,000,000
15,000	New York State Housing Finance Agency Revenue (North End Ave. Housing), Series A	A	2.280	15,000,000
5,500	New York State Local Government Assistance Corp. Refunding (Sub Lien), Series A-5V	A	2.200	5,500,000
7,800	New York State Local Government Assistance Corp., Series B	A	2.200	7,800,000
200	New York State Local Government Assistance Corp., Series D	A	2.200	200,000
10,465	New York State Local Government Assistance Corp., Series G	A	2.240	10,465,000
15,000	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-B	A	2.260	15,000,000
2,000	Baldwin Union Free School District Tax Anticipation Notes	06/29/05	3.000	2,004,071
5,000	Board Cooperative Educational Services Sole Supervisory District Nassau County, Revenue Anticipation Notes	06/29/05	3.250	5,015,729
3,700	Broome County Bond Anticipation Notes	04/21/05	2.000	3,700,260
4,300	Clarence Central School District Tax Anticipation Notes	06/30/05	3.000	4,313,864
6,550	Erie County Water Authority	A	2.260	6,550,000
4,500	Fayetteville-Manlius New York Central School District Tax Anticipation Notes	06/24/05	3.000	4,512,514
2,490	Great Neck North Water Authority Systems Revenue, Series-A	A	2.270	2,490,000
10,000	Half Hollow Hills Central School District (Huntington & Babylon) Tax Anticipation Notes	06/30/05	3.000	10,023,096
2,117	Ithaca Bond Anticipation Notes	08/05/05	3.000	2,126,686
5,000	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-1	A	2.280	5,000,000
22,300	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3	A	2.280	22,300,000
7,000	Long Island Power Authority Electric Systems Revenue, Series D	A	2.230	7,000,000
3,550	Long Island Power Authority Electric Systems Revenue, Subseries 1-B	A	2.280	3,550,000
9,800	Long Island Power Authority Electric Systems Revenue, Subseries 3-B	A	2.250	9,800,000
2,000	Merrick Union Free School District Tax Anticipation Notes	06/23/05	3.000	2,005,587
15,000	Metropolitan Transportation Authority, Series D-1	A	2.230	15,000,000
5,000	Metropolitan Transportation Authority, Subseries A-2	A	2.250	5,000,000
7,490	Monroe County Industrial Development Agency Civic Facilities Revenue Refunding (Nazareth College), Series B	A	2.330	7,490,000
5,000	Nassau County Interim Finance Authority, Series A	A	2.250	5,000,000
12,000	New Rochelle City School District Tax Anticipation Notes	05/06/05	3.000	12,014,255
19,500	New York City Housing Development Corp. Multi-Family Rental Housing (63 Wall Street), Series A	A	2.260	19,500,000
6,000	New York City Housing Development Corp. Multi-Family Rental Housing (90 West Street), Series A	A	2.250	6,000,000
15,700	New York City Housing Development Corp. Multi-Family Rental Housing (Parkgate Development), Series A	A	2.200	15,700,000
6,500	New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A	A	2.200	6,500,000
3,215	New York City Industrial Development Agency Civic Facility Revenue (Church of Heavenly Rest)	A	2.280	3,215,000
6,810	New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project)	A	2.230	6,810,000
18,550	New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series B	A	2.320	18,550,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

1,800	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series A	A	2.250	1,800,000
8,200	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-1	A	2.280	8,200,000
2,575	New York City, Subseries E-4	A	2.280	2,575,000
3,950	New York City, Subseries H-1	A	2.250	3,950,000
200	New York City Trust for Cultural Resources Revenue (American Museum of Natural History), Series A	A	2.260	200,000
5,515	New York City Trust for Cultural Resources Revenue (Asia Society)	A	2.240	5,515,000
4,100	Niagara Falls Toll Bridge Commission	A	2.260	4,100,000
14,995	Oneida County Industrial Development Agency Revenue Civic Facilities (Hamilton College)	A	2.270	14,995,000
5,000	Oneida Indian Nation	A	2.280	5,000,000
5,400	Port Authority of New York & New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	2.300	5,400,000
12,600	Port Authority of New York & New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 5	A	2.300	12,600,000
16,500	Suffolk County Water Authority Bond Anticipation Notes	A	2.220	16,500,000
2,500	Syracuse Revenue Anticipation Notes, Series E	06/30/05	3.000	2,507,225
27,215	Triborough Bridge & Tunnel Authority Revenue General Purpose, Series B	A	2.270 to 2.290	27,215,000
9,033	Yonkers Industrial Development Agency (Consumers Union Facility)	A	2.300	9,032,645
Total Municipal Bonds and Notes (cost—$514,717,932)				514,717,932

Tax-Exempt Commercial Paper—9.97%
5,000	New York City Municipal Water Finance Authority	05/05/05	2.080	5,000,000
4,300	New York State	04/08/05	1.900	4,300,000
5,000	New York State Power Authority	04/07/05	1.930	5,000,000
43,979	Government Development Bank of Puerto Rico	04/12/05 to 05/20/05	1.900 to 2.450	43,979,000
Total Tax-Exempt Commercial Paper (cost—$58,279,000)				58,279,000
Total Investments (cost—$572,996,932 which approximates cost for federal income tax purposes)(1)—98.01%				572,996,932
Other assets in excess of liabilities—1.99%				11,625,440
Net Assets (applicable to 584,746,874 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				584,622,372

A—Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2005 and reset periodically.

(1)    Investments are valued at amortized cost, which approximates market value, unless the Board of Trustees determines that this does not represent fair value.

Weighted average maturity — 13 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2004.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 27, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 27, 2005